SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS There have been no material events between June 30, 2026 and the date of this report which are required to be disclosed.